RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - CHANGES IN LEVEL 3 AND OTHER FINANCIAL INSTRUMENTS (Details) - CAD CAD in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy
Level 3 net derivative asset at beginning of period	CAD 54	CAD 149
Total loss
Included in earnings	(96)	(49)
Included in OCI	(8)	(22)
Settlements	(126)	(152)
Level 3 net derivative asset at end of period	(176)	(74)
Amount of transfer of fair value of liabilities between levels	0	0
Net Investment Hedges unrealized translation loss on foreign exchange contracts	277	279
Net Investment Hedges unrealized loss on change in fair value on foreign exchange contracts	73	97
Net Investment Hedges realized gains (loss) on settlement on forward exchange contracts	1	CAD 7
Net Investment Hedges realized gains (loss) on settlement of United States dollar denominated debt	33
Net Investment Hedges amount of ineffectiveness	0
Equity investments at carrying value	CAD 123		CAD 126
Preference shares | Minimum
Total loss
Cumulative dividends based on average yield of Government of Canada bonds, maturity period of bonds	10 years
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)	4.30%
Preference shares | Maximum
Total loss
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)	4.40%
Carrying value
Total loss
Long-term debt	CAD 38,045		41,530
Carrying value | Preference shares
Total loss
Held to maturity preferred share investment	350		344
Total Gross Derivative Instruments
Total loss
Long-term debt	39,962		41,045
Total Gross Derivative Instruments | Preference shares
Total loss
Held to maturity preferred share investment	CAD 580		CAD 580